STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Additional paid-in capital	Accumulated deficit	Total
Balance at the beginning at Dec. 31, 2021	$ 287	$ 24,713	$ (11,371)	$ 13,629
Balance at the beginning (in shares) at Dec. 31, 2021	2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of private placement units including over-allotment	$ 37	3,759,963		3,760,000
Sale of private placement units including over-allotment (in shares)	376,000
Proceeds allocated to public warrants, net of offering costs		3,533,617		3,533,617
Reduction of carrying value to redemption value due to tax		(5,712,733)	(1,149,975)	(6,862,708)
Net loss			(700,925)	(700,925)
Balance at the end at Dec. 31, 2022	$ 324	1,605,560	(1,862,271)	(256,387)
Balance at the end (in shares) at Dec. 31, 2022	3,251,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forward purchase agreement		(430,021)		(430,021)
Excise tax liability arising from redemption of shares		(1,094,366)		(1,094,366)
Reduction of carrying value to redemption value due to tax		(81,173)	(89,488)	(170,661)
Net loss			(171,611)	(171,611)
Balance at the end at Mar. 31, 2023	$ 324		(2,123,370)	(2,123,046)
Balance at the end (in shares) at Mar. 31, 2023	3,251,000
Balance at the beginning at Dec. 31, 2022	$ 324	1,605,560	(1,862,271)	(256,387)
Balance at the beginning (in shares) at Dec. 31, 2022	3,251,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(504,148)
Balance at the end at Jun. 30, 2023	$ 324		(2,551,440)	(2,551,116)
Balance at the end (in shares) at Jun. 30, 2023	3,251,000
Balance at the beginning at Dec. 31, 2022	$ 324	1,605,560	(1,862,271)	(256,387)
Balance at the beginning (in shares) at Dec. 31, 2022	3,251,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forward purchase agreement		(430,021)		(430,021)
Excise tax liability arising from redemption of shares		(1,094,366)	(48,930)	(1,143,296)
Reduction of carrying value to redemption value due to tax		(81,173)	(256,810)	(337,983)
Net loss			(1,034,593)	(1,034,593)
Balance at the end at Dec. 31, 2023	$ 324		(3,202,604)	(3,202,280)
Balance at the end (in shares) at Dec. 31, 2023	3,251,000
Balance at the beginning at Mar. 31, 2023	$ 324		(2,123,370)	(2,123,046)
Balance at the beginning (in shares) at Mar. 31, 2023	3,251,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reduction of carrying value to redemption value due to tax			(95,533)	(95,533)
Net loss			(332,537)	(332,537)
Balance at the end at Jun. 30, 2023	$ 324		(2,551,440)	(2,551,116)
Balance at the end (in shares) at Jun. 30, 2023	3,251,000
Balance at the beginning at Dec. 31, 2023	$ 324		(3,202,604)	(3,202,280)
Balance at the beginning (in shares) at Dec. 31, 2023	3,251,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Excise tax liability arising from redemption of Shares			(3,274)	(3,274)
Reduction of carrying value to redemption value due to tax			17,000	17,000
Net loss			408,380	408,380
Balance at the end at Mar. 31, 2024	$ 324		(2,780,498)	(2,780,174)
Balance at the end (in shares) at Mar. 31, 2024	(3,251,000)
Balance at the beginning at Dec. 31, 2023	$ 324		(3,202,604)	(3,202,280)
Balance at the beginning (in shares) at Dec. 31, 2023	3,251,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(295,321)
Balance at the end at Jun. 30, 2024	$ 324	119,479	(3,487,133)	(3,367,330)
Balance at the end (in shares) at Jun. 30, 2024	3,251,000
Balance at the beginning at Mar. 31, 2024	$ 324		(2,780,498)	(2,780,174)
Balance at the beginning (in shares) at Mar. 31, 2024	(3,251,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Excise tax liability arising from redemption of Shares			(2,933)	(2,932)
Net loss			(703,701)	(703,701)
Balance at the end at Jun. 30, 2024	$ 324	$ 119,479	$ (3,487,133)	$ (3,367,330)
Balance at the end (in shares) at Jun. 30, 2024	3,251,000